SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Research and Development [Abstract]
Capitalized development of new software products	$ 579,655		$ 265,208		$ 60,000
Capitalized software products	$ 360,437	$ 15,000	281,783
Amortization expense of software development costs			$ 16,576	$ 0